Derivative Financial Instruments - Summary of Cross Currency Swap Contracts (Detail) - Participating cross currency swap contracts [member] - Level 3 - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Opening balance	₺ 1,889,454	₺ 2,839,699
Cash flow effect	(2,206,436)	(2,203,493)
Gains recognized in profit or loss	2,275,339	2,362,553
Inflation adjustments	(784,075)	(1,109,305)
Transferred to Level 2	₺ (1,174,282)
Ending balance		₺ 1,889,454